Stockholders' Equity Note (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2012
Stockholders Equity Note Details Narrative
Proceeds	$ 208,000
Shares issued	12,000,000
Stock options granted		8,000,000
Weighted average exercise price, options granted in AUD	$ 0.017	$ 0.08